Non cash transactions	12 Months Ended
Dec. 31, 2021
Non Cash Transactions
Non cash transactions

31.	Non cash transactions

The Group had the following non-cash transactions:

•       Purchase of property plant and equipment items not yet paid as per note 14.3;

•       Purchase of intangible assets not yet paid as per note 15.3;

•       Capital increase with fixed assets: note 12.2.